Warrants reserve	12 Months Ended
Aug. 31, 2023
Warrants Reserve
Warrants reserve

16.	Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2021	23,681,052	$0.94	3.8
Warrants issued	18,576,923	$0.44
Warrants expired	(287,901)	$0.93
Balance – August 31, 2022	41,970,074	$0.72	3.6
Warrants expired	(3,002,037)	$1.21
Balance – August 31, 2023	38,968,037	$0.68	2.8

Warrant issuances:

Activity during the year ended August 31, 2022:

During the year ended August 31, 2022, the Company issued 17,948,718 five-year warrants pursuant to the registered direct offering (Note 11) and 628,205 five-year warrants issued to the placement agent, with an exercise price of $0.44. The 17,948,718 five-year warrants were ascribed a fair value of $2.7 million which was valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield 0%; risk free interest 1.65%; volatility 52% and an expected life of 60 months. The warrants were recognized as a derivative warrant liability on the consolidated statement of financial position.

The 628,205 five-year warrants issued to the placement agent were ascribed a fair value of $0.09 million which was valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield 0%; risk free interest 1.65%; volatility 52% and an expected life of 60 months. The warrants were recognized under warrants reserve on the consolidated statement of financial position.

As at August 31, 2023, the following warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance – August 31, 2023	38,968,037	$0.68(1)
(1)	Total represents weighted average.